Other disclosures - Credit Risk - Loans and advances at amortised cost by stage (Details)		3 Months Ended			6 Months Ended			12 Months Ended
		Jun. 30, 2020 GBP (£)		Mar. 31, 2020 GBP (£)	Jun. 30, 2020 GBP (£)		Jun. 30, 2019 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 703,874,000,000	[1]		£ 703,874,000,000	[1]		£ 680,053,000,000	[2]
Coverage ratio		0.014	[3]		0.014	[3]		0.01	[4]
Credit impairment charges and other provisions		£ 1,623,000,000		£ 2,115,000,000	£ 3,738,000,000	[3]	£ 928,000,000	£ 1,912,000,000	[4]
Loan loss rate					0.0207			0.0055
Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		713,576,000,000	[1]		£ 713,576,000,000	[1]		£ 686,683,000,000	[2]
Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 9,702,000,000	[1]		£ 9,702,000,000	[1]		£ 6,630,000,000	[2]
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.002	[3]		0.002	[3]		0.001	[4]
Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 562,924,000,000	[1]		£ 562,924,000,000	[1]		£ 620,406,000,000	[2]
Stage 1 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,145,000,000	[1]		£ 1,145,000,000	[1]		£ 804,000,000	[2]
Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.032	[3]		0.032	[3]		0.044	[4]
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 139,976,000,000	[1]		£ 139,976,000,000	[1]		£ 57,419,000,000	[2]
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 4,522,000,000	[1]		£ 4,522,000,000	[1]		£ 2,543,000,000	[2]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.376	[3]		0.376	[3]		0.371	[4]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 10,676,000,000	[1]		£ 10,676,000,000	[1]		£ 8,858,000,000	[2]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		4,035,000,000	[1]		4,035,000,000	[1]		3,283,000,000	[2]
Head Office [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions					55,000,000		15,000,000
Barclays Bank UK PLC [member] | Operating segments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions					1,064,000,000		421,000,000
Barclays International [member] | Operating segments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions					2,619,000,000		£ 492,000,000
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 354,912,000,000			£ 354,912,000,000			£ 339,115,000,000
Coverage ratio		0.025			0.025			0.018
Credit impairment charges and other provisions					£ 3,172,000,000			£ 1,833,000,000
Loan loss rate					1.75			0.0053
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 363,873,000,000			£ 363,873,000,000			£ 345,423,000,000
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		8,961,000,000			8,961,000,000			6,308,000,000
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 277,094,000,000			£ 277,094,000,000			£ 298,559,000,000
Coverage ratio		0.004			0.004			0.002
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 278,117,000,000			£ 278,117,000,000			£ 299,266,000,000
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,023,000,000			1,023,000,000			707,000,000
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 72,698,000,000			£ 72,698,000,000			£ 35,861,000,000
Coverage ratio		0.052			0.052			0.062
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 76,649,000,000			£ 76,649,000,000			£ 38,234,000,000
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		3,951,000,000			3,951,000,000			2,373,000,000
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 5,120,000,000			£ 5,120,000,000			£ 4,695,000,000
Coverage ratio		0.438			0.438			0.407
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 9,107,000,000			£ 9,107,000,000			£ 7,923,000,000
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		3,987,000,000			3,987,000,000			3,228,000,000
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 201,275,000,000			£ 201,275,000,000			£ 203,377,000,000
Coverage ratio		0.032			0.032			0.025
Credit impairment charges and other provisions					£ 2,160,000,000			£ 1,687,000,000
Loan loss rate					2.09			0.0081
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 207,981,000,000			£ 207,981,000,000			£ 208,657,000,000
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 6,706,000,000			£ 6,706,000,000			£ 5,280,000,000
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.004			0.004			0.003
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 169,732,000,000			£ 169,732,000,000			£ 175,786,000,000
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 762,000,000			£ 762,000,000			£ 555,000,000
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.093			0.093			0.075
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 32,882,000,000			£ 32,882,000,000			£ 27,724,000,000
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 3,061,000,000			£ 3,061,000,000			£ 2,087,000,000
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.537			0.537			0.513
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 5,367,000,000			£ 5,367,000,000			£ 5,147,000,000
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,883,000,000			2,883,000,000			2,638,000,000
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 153,637,000,000			£ 153,637,000,000			£ 135,738,000,000
Coverage ratio		0.014			0.014			0.008
Credit impairment charges and other provisions					£ 1,012,000,000			£ 146,000,000
Loan loss rate					1.31			0.0011
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 155,892,000,000			£ 155,892,000,000			£ 136,766,000,000
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,255,000,000			£ 2,255,000,000			£ 1,028,000,000
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.002			0.002			0.001
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 108,385,000,000			£ 108,385,000,000			£ 123,480,000,000
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 261,000,000			£ 261,000,000			£ 152,000,000
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.02			0.02			0.027
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 43,767,000,000			£ 43,767,000,000			£ 10,510,000,000
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 890,000,000			£ 890,000,000			£ 286,000,000
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.295			0.295			0.213
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 3,740,000,000			£ 3,740,000,000			£ 2,776,000,000
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,104,000,000			1,104,000,000			590,000,000
Loans and advances [member] | Wealth and Private Banking exposures measured on an individual basis, and excludes Business Banking exposures that are managed on a collective basis [Member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,195,000,000			1,195,000,000			6,434,000,000
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 5,809,000,000			£ 5,809,000,000			£ 5,783,000,000
Coverage ratio		0.067			0.067			0.056
Credit impairment charges and other provisions					£ 55,000,000			£ 27,000,000
Loan loss rate					1.78			0.0044
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 6,225,000,000			£ 6,225,000,000			£ 6,129,000,000
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 416,000,000			£ 416,000,000			£ 346,000,000
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.002			0.002			0.001
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 4,649,000,000			£ 4,649,000,000			£ 4,803,000,000
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 8,000,000			£ 8,000,000			£ 5,000,000
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.082			0.082			0.072
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 660,000,000			£ 660,000,000			£ 500,000,000
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 54,000,000			£ 54,000,000			£ 36,000,000
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.386			0.386			0.369
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 916,000,000			£ 916,000,000			£ 826,000,000
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		354,000,000			354,000,000			305,000,000
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,978,000,000			£ 2,978,000,000			£ 2,976,000,000
Coverage ratio		0.012			0.012			0.012
Credit impairment charges and other provisions					£ 0			£ 0
Loan loss rate					0			0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 3,015,000,000			£ 3,015,000,000			£ 3,011,000,000
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 37,000,000			£ 37,000,000			£ 35,000,000
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0			0			0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,977,000,000			£ 2,977,000,000			£ 2,974,000,000
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 0			£ 0			£ 0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0			0			0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 0			£ 0			£ 0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 0			£ 0			£ 0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.974			0.974			0.946
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 38,000,000			£ 38,000,000			£ 37,000,000
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		37,000,000			37,000,000			35,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 172,876,000,000			£ 172,876,000,000			£ 166,292,000,000
Coverage ratio		0.018			0.018			0.015
Credit impairment charges and other provisions					£ 875,000,000			£ 661,000,000
Loan loss rate					1			0.0039
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 176,004,000,000			£ 176,004,000,000			£ 168,741,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 3,128,000,000			£ 3,128,000,000			£ 2,449,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.002			0.002			0.001
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 147,369,000,000			£ 147,369,000,000			£ 143,097,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 327,000,000			£ 327,000,000			£ 198,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.064			0.064			0.055
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 26,022,000,000			£ 26,022,000,000			£ 23,198,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,672,000,000			£ 1,672,000,000			£ 1,277,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.432			0.432			0.398
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,613,000,000			£ 2,613,000,000			£ 2,446,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,129,000,000			1,129,000,000			974,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 35,106,000,000			£ 35,106,000,000			£ 31,250,000,000
Coverage ratio		0.007			0.007			0.005
Credit impairment charges and other provisions					£ 102,000,000			£ 33,000,000
Loan loss rate					0.58			0.0011
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 35,351,000,000			£ 35,351,000,000			£ 31,412,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 245,000,000			£ 245,000,000			£ 162,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.001			0.001			0.001
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 28,658,000,000			£ 28,658,000,000			£ 27,891,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 24,000,000			£ 24,000,000			£ 16,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.016			0.016			0.016
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 5,562,000,000			£ 5,562,000,000			£ 2,397,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 88,000,000			£ 88,000,000			£ 38,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.118			0.118			0.096
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,131,000,000			£ 1,131,000,000			£ 1,124,000,000
Loans and advances [member] | Barclays Bank UK PLC [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		133,000,000			133,000,000			108,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 22,590,000,000			£ 22,590,000,000			£ 31,302,000,000
Coverage ratio		0.123			0.123			0.074
Credit impairment charges and other provisions					£ 1,230,000,000			£ 999,000,000
Loan loss rate					9.61			0.0296
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 25,752,000,000			£ 25,752,000,000			£ 33,787,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 3,162,000,000			£ 3,162,000,000			£ 2,485,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.024			0.024			0.013
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 17,714,000,000			£ 17,714,000,000			£ 27,886,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 427,000,000			£ 427,000,000			£ 352,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.215			0.215			0.192
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 6,200,000,000			£ 6,200,000,000			£ 4,026,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,335,000,000			£ 1,335,000,000			£ 774,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.762			0.762			0.725
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,838,000,000			£ 1,838,000,000			£ 1,875,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,400,000,000			1,400,000,000			1,359,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[5]	£ 115,553,000,000			£ 115,553,000,000			£ 101,512,000,000
Coverage ratio	[5]	0.017			0.017			0.008
Credit impairment charges and other provisions	[5]				£ 910,000,000			£ 113,000,000
Loan loss rate	[5]				1.56			0.0011
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[5]	£ 117,526,000,000			£ 117,526,000,000			£ 102,343,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[5]	£ 1,973,000,000			£ 1,973,000,000			£ 831,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	[5]	0.003			0.003			0.001
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[5]	£ 76,750,000,000			£ 76,750,000,000			£ 92,615,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[5]	£ 237,000,000			£ 237,000,000			£ 136,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	[5]	0.021			0.021			0.031
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[5]	£ 38,205,000,000			£ 38,205,000,000			£ 8,113,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[5]	£ 802,000,000			£ 802,000,000			£ 248,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	[5]	0.363			0.363			0.277
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[5]	£ 2,571,000,000			£ 2,571,000,000			£ 1,615,000,000
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[5]	934,000,000			934,000,000			447,000,000
Off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 348,962,000,000	[6]		£ 348,962,000,000	[6]		£ 340,938,000,000	[7]
Coverage ratio		0.002	[6]		0.002	[6]		0.001	[7]
Credit impairment charges and other provisions					£ 409,000,000	[6]		£ 71,000,000	[7]
Off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 349,703,000,000	[6]		349,703,000,000	[6]		341,260,000,000	[7]
Off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 741,000,000	[6]		£ 741,000,000	[6]		£ 322,000,000	[7]
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0	[6]		0	[6]		0	[7]
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 284,807,000,000	[6]		£ 284,807,000,000	[6]		£ 321,140,000,000	[7]
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 122,000,000	[6]		£ 122,000,000	[6]		£ 97,000,000	[7]
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.009	[6]		0.009	[6]		0.009	[7]
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 63,327,000,000	[6]		£ 63,327,000,000	[6]		£ 19,185,000,000	[7]
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 571,000,000	[6]		£ 571,000,000	[6]		£ 170,000,000	[7]
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.02	[6]		0.02	[6]		0.059	[7]
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,569,000,000	[6]		£ 1,569,000,000	[6]		£ 935,000,000	[7]
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		48,000,000	[6]		48,000,000	[6]		55,000,000	[7]
Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions					157,000,000	[1],[8]		8,000,000	[2]
Other financial assets subject to impairment [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		215,600,000,000			215,600,000,000			149,300,000,000
Other financial assets subject to impairment [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		176,000,000			176,000,000			24,000,000
Other financial assets subject to impairment [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		209,200,000,000			209,200,000,000			148,500,000,000
Other financial assets subject to impairment [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		37,000,000			37,000,000			12,000,000
Other financial assets subject to impairment [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		115,000,000			115,000,000			10,000,000
Other financial assets subject to impairment [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 115,000,000			£ 115,000,000			£ 10,000,000

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value thro ugh other comprehensive income and other assets . These have a total gross exposure of £ 215.6 bn and impairment allowance of £ 176 m. This comprises £ 37 m ECL on £ 209.2 bn stage 1 a ssets, £ 24 m on £ 6.3 bn stage 2 fair value through other comprehe nsive inc ome assets, cash collateral and settlement balances and £ 115 m on £ 115 m stage 3 other assets

[2]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financ ial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 149.3 bn and impairment allowance of £ 24 m. This comprises £ 12 m ECL on £ 148.5 bn stage 1 assets, £ 2 m on £ 0.8 bn stage 2 fair value through other comprehensive income assets , cash collateral and settlement balances and £ 10 m on £ 10 m stage 3 other assets

[3]

H120 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H 120 is 207 bps after applying the total impairment charge of £ 3,738 m

[4]	The loan loss rate is 55 bps after applying the total impairment charge of £ 1,912 m
[5]

Includes Wealth and Private Banking exposures measured on an individual basis, and excludes Business Banking exposures that are managed on a collective basis. The net impact is a difference in total exposure of £ 1,195 m of balances reported as wholesale loans on page ##PRE<L&A by Product> in the Loans and advances at amort ised cost by product disclosure.

[6]	Ex cludes loan commitments and financial guarantees of £ 7.4 bn carried at fair value
[7]	Ex cludes loan commitments and financial guarantees of £ 17.7 bn carried at fair value
[8]

Other financial assets subject to impairment excluded from the table s above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £215.6 bn ( December 201 9 : £1 49 . 3 bn) and impairment allow ance of £176m (December 2019: £24 m). This comprises £ 37m ECL (December 2019: £12m) on £209.2 bn Stage 1 assets (December 201 9 : £1 48.5m), £24 m (December 201 9: £2m) on £6.3 bn Stage 2 fair value through other compre hensive income assets, cash collateral and settle ment assets (December 2019: £0.8bn) and £115 m (Dece mber 2019: £10m) on £115 m Stage 3 other assets (December 201 9: £10m)